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                                   UNITED STATES                                          OMB APPROVAL
                        SECURITIES AND EXCHANGE COMMISSION                       ----------------------------
                              Washington, D.C. 20549                             OMB Number:  3235-2456
                                                                                 Expires:     August 31, 2006
                                     FORM 24F-2                                  Estimated average burden
                         ANNUAL NOTICE OF SECURITIES SOLD                        hours per response......1
                                                                                 ----------------------------
                             PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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1. Name and address of issuer:

                                      Wells Fargo Funds Trust
                                      525 Market Street, 12th Floor
                                      San Francisco, CA 94105

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2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

            C&B TAX MANAGED VALUE FUND CLASS A
            C&B TAX MANAGED VALUE FUND CLASS B
            C&B TAX MANAGED VALUE FUND CLASS C
            C&B TAX MANAGED VALUE FUND CLASS D
            C&B TAX MANAGED VALUE FUND ADMINISTRATOR CLASS
            ENDEAVOR LARGE CAP FUND CLASS A
            ENDEAVOR LARGE CAP FUND CLASS B
            ENDEAVOR LARGE CAP FUND CLASS C
            ENDEAVOR SELECT FUND CLASS A
            ENDEAVOR SELECT FUND CLASS B
            ENDEAVOR SELECT FUND CLASS C
            ENDEAVOR SELECT FUND ADMINISTRATOR CLASS
            ENDEAVOR SELECT FUND INSTITUTIONAL CLASS
            EQUITY INDEX FUND CLASS A
            EQUITY INDEX FUND CLASS B
            LARGE COMPANY CORE FUND CLASS A
            LARGE COMPANY CORE FUND CLASS B
            LARGE COMPANY CORE FUND CLASS C
            LARGE COMPANY CORE FUND CLASS Z
            LARGE COMPANY CORE FUND ADMINISTRATOR CLASS
            US VALUE FUND CLASS A
            US VALUE FUND CLASS B
            US VALUE FUND CLASS C
            US VALUE FUND CLASS Z
            US VALUE FUND ADMINISTRATOR CLASS
            CAPITAL GROWTH FUND ADMINISTRATOR CLASS
            CAPITAL GROWTH FUND INSTITUTIONAL CLASS
            CAPITAL GROWTH FUND INVESTOR CLASS
            DIVIDEND INCOME FUND ADMINISTRATOR CLASS
            DIVIDEND INCOME FUND INVESTOR CLASS
            GROWTH FUND CLASS C
            GROWTH FUND ADMINISTRATOR CLASS
            GROWTH FUND ADVISOR CLASS
            GROWTH FUND INSTITUTIONAL CLASS
            GROWTH FUND INVESTOR CLASS
            GROWTH AND INCOME FUND ADMINISTRATOR CLASS
            GROWTH AND INCOME FUND ADVISOR CLASS
            GROWTH AND INCOME FUND INSTITUTIONAL CLASS
            GROWTH AND INCOME FUND INVESTOR CLASS
            LARGE CAP GROWTH FUND INVESTOR CLASS
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3.      Investment Company Act File Number:                      811-09253


        Securities Act File Number:                333-74295
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4(a). Last day of fiscal year for which this Form is filed:
                                                                 7/31/2005
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4(b). [  ]  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [  ]  Check box if this is the last time the issuer will be filing this Form.

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      PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND
      UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2393 (4-01)


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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):                                     $    1,170,467,594
                                                                                           ------------------

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:                    $    935,754,978
                                                                       ----------------

        (iii)   Aggregate price of securities redeemed or
                repurchased during any PRIOR fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the Commission:                                     $    920,868,883
                                                                       ----------------

        (iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:           $    1,856,623,861
                                                                                           ------------------

        (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                      $                0
                                                                                           ------------------

      -----------------------------------------------------------------------------------
        (vi)    Redemption credits available for use in future years   $(             0)
                - if Item 5(i) is less than Item 5(iv) [subtract Item  ----------------
                5(iv) from Item 5(i)]:
      -----------------------------------------------------------------------------------

        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):                                                     X              0.01177%
                                                                                           ------------------

        (vii)   Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                 =    $             0.00
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________________.
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________________.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                         + $                0
                                                                                           ------------------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                                         = $             0.00
                                                                                           ------------------
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: January 20, 2004

          Method of Delivery:

          [_X_]            Wire Transfer

          [   ]            Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*                 /s/  Bill W. Ying
                                               ------------------------------------------

                                               Assistant Treasurer
                                               ------------------------------------------

      Date        10/27/2005
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                * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.
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